RELATED PARTIES - Transactions with related parties and balances of accounts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shareholder	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties
Revenue	$ 97	$ 147	$ 126
Finance income from related parties			1
Finance costs to related parties			1
Services	102	97	83
Other assets due from related parties	3	3
Total accounts receivables and other assets	26	40
Accounts payable	$ 5	15
Number of shareholders having significant influence | shareholder	0
LetterOne
Disclosure of transactions between related parties
Revenue			2
Services	$ 6	8	8
Accounts payable		1
Telenor
Disclosure of transactions between related parties
Revenue	68	60	51
Services	67	64	44
Accounts receivable		13
Accounts payable		9
Joint ventures and associates
Disclosure of transactions between related parties
Revenue	29	19	6
Services	29	19	20
Accounts receivable	23	24
Accounts payable	5	5
Other related parties
Disclosure of transactions between related parties
Revenue			6
Services			5
Euroset | PJSC VimpelCom | PJSC VimpelCom
Disclosure of transactions between related parties
Revenue	3	4	5
Services	28	19	20
Italy Joint Venture
Disclosure of transactions between related parties
Finance costs to related parties	1	0
Services	$ 26	0
Discontinued operations
Disclosure of transactions between related parties
Revenue		68	60
Services		$ 6	$ 5